Fair Value Measurements (Additional Information) (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Nov. 10, 2022	Jun. 02, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Principle amount of issued debt								$ 25,000
(Gain) loss on derivative liability						$ (4,245)	$ (500)	1,090	$ (5,300)	$ (8,310)	$ 300	$ (800)
Liabilities, Fair Value Adjustment				$ 30,400
Risk Adjusted Net Sales Forecast													6.10%
Debt Securities, Available-for-Sale, Weighted Average Yield													21.50%
Common stock upon conversation of cash								$ 3,000		$ 3,000
Discount rate of FDA	10.00%				10.80%	10.80%		10.80%		10.00%
Development Milestone Payment	$ 200							$ 200		$ 200
Derivative warrant liability private warrants	$ 1,200							2,100
Change in fair value of debt and liability instruments						$ 400		$ 4,200
Estimated fair value											$ 115,400
Oramed note discount rate								14.26%
Warrants outstanding	6,899,988				6,854,309	6,854,309		6,854,309		6,899,988
Oramed Note
Subsidiary, Sale of Stock [Line Items]
Principle amount of issued debt					$ 101,900
Estimated fair value					$ 106,300	$ 106,300		$ 106,300
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Derivative warrant liability private warrants		$ 2,500	$ 2,500
Warrant Transfer Agreement [Member] | Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding	4,104,000				3,613,383	3,613,383		3,613,383		4,104,000